THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                             INTERMEDIATE BOND FUND








                                     [LOGO]









                               Semi-Annual Report
                                  May 31, 2001
                                  (Unaudited)


This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

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                            THE NORTH COUNTRY FUNDS

                                  May 31, 2001
                                  THE ECONOMY
                                  -----------

In our view, the Federal Reserve's decision to lower interest rates by 50 basis points on May 15th, the fifth time that they have reduced rates this year, was realistic in light of current economic conditions. There are some signs that the worst may be over. The inventory correction looks like it is coming to an end. The revision of first quarter Gross Domestic Product reinforces the opinion that inventories probably will not be a further drag on future growth. Motor vehicle production has picked up again, which should have a further trickle down effect on industrial production, causing a pickup in steel, rubber, and plastics production. In addition, the Purchasing Managers Composite Index has risen in each of the past three months. However, capital spending remains soft, and should continue to be a drag on the economy for the balance of the year. It is expected that capital spending will pick up in 2002, as company's earnings improve.

Helping to sustain the economy as manufacturing activity slowly revives is the residential real estate sector. Although new home sales dropped in the most recent months, housing starts continue to climb. So far the consumer has kept Gross Domestic Product growth marginally positive. The consumer continues to spend, and consumer confidence numbers continue to improve. But, as layoffs mount, consumers will need help.

Inflation is currently higher, but it remains in check. Excluding tobacco from the core Consumer Price Index, prices rose just .1% in April. With the capacity utilization rate down to 76% and still falling, inflation should not be a concern in 2001 or 2002. Even the volatile energy market has recently seen gasoline prices stabilize, and power-generating capacity is growing at the fastest pace in 23 years.1

An important leading economic indicator, real M22 growth, is pointing to an improving economic environment in the second half of this year. Real M2 growth reached 6.7% in the first quarter of this year, the fastest growth since 1998. The relationship between real M2 growth and real Gross Domestic Product can be the best single leading indicator of economic activity. With real M2 growth heading north, forty years of history suggest that real Gross Domestic Product growth should start to improve in the second half of this year.


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                                      -1-

--------------------------------------------------------------------------------

                             THE EQUITY GROWTH FUND
                             ----------------------

The recent interest rate reductions, especially the inter-meeting cut by the Federal Reserve, triggered a sharp rebound in stock prices. The recent short-term interest rate news has all been good. This has been reflected in the stock prices, with the S&P 500 rising 12% since mid-March and the NASDAQ composite rising 20% since the beginning of April. Despite the recent strong performance of these indices, year-to-date the technology sector is down 6.9%, and surprisingly the healthcare sector is down 10.2%. The best performing sector has been consumer cyclicals, up 13%.3

First quarter earnings for equities fell in a low double-digit range and the current quarter will see a similar drop. Most corporate guidance remains relatively downbeat, with a hope for recovery later this year. Looking ahead to 2002 earnings could recover at least 10% or 15%, and could be strong as early as the first quarter, because comparisons will be easy and the Federal Reserve's money magic will have had the necessary lag time to work. We conclude that two more difficult earnings reporting seasons are probable, but then things should be significantly better. At some point the equity markets should disregard negative results and we would expect the following sequence to occur: 1) share prices and multiples should advance; 2) confidence and economic data should improve; 3) company level sales should improve; and 4) company level earnings should improve. Bottom line, share price performance should improve prior to an improvement in the economy, or company specific earnings. There have been 10 prior easing cycles where the Federal Reserve has eased as much on a percentage basis as it has eased this year. The equity market was up one year later in every case with an average gain of around 20% in the S&P 500.4

Recently we have reduced the financial sector of the portfolio to a marketweight. Typically this sector does well when the Federal Reserve is aggressively easing. However, we believe that the Federal Reserve is near the end of the easing campaign, and this sector usually starts to underperform at the beginning of a recovery. In addition, we have gone to a marketweight from an overweight in the healthcare sector. We feel this sector will be used as a source of funds as the economy improves, as investors rotate out of their safe, predictable growers and into stocks that will benefit more from an accelerating economy. We have gone to an overweight in the technology sector as we feel most of the bad news is reflected in technology share prices.


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                                      -2-
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                           THE INTERMEDIATE BOND FUND
                           --------------------------

The recent investment climate has been excellent for investing in bonds and bond funds. Early in 2000 the economy showed signs of slowing when corporations began to announce that earnings were not going to meet the abnormally high expectations and revenue growth was not an infinite number. Orders for new technology and equipment halted abruptly, inventories were bloated and the stock market headed into a downward spiral. Relief came in the form of aggressive reductions in interest rates from the Federal Reserve.

During periods of uncertainty in the stock market, bonds offer dependable cash flow and relief from extreme volatility. When interest rates are declining, bond prices can appreciate and bond funds can offer attractive total returns. The Federal Reserve lowered interest rates five times during the calendar year and the expectation, as the economy continues to show signs of slowing, is for rates to either stabilize or move even lower.

Our portfolio of high quality, non-callable corporate issues has attractive rates of interest locked in. This works to our advantage in a declining interest rate scenario as we strive to maintain stable monthly dividends. As new money comes into the fund we continue to look for opportunities in the corporate bond market where interest rate spreads over U.S. Treasury issues remain attractive. Credit quality and diversification are key elements of this portfolio. Any bond we purchase is "A" rated at minimum with many issues rated "AA" and in some cases "AAA". There is a sacrifice in yield but we feel, especially in this economy, that quality is worth paying for. We will continue to use U.S. Treasuries for a portion of the portfolio since these issues have no credit risk and maintain the highest level of liquidity.

During the remainder of the year we expect the Federal Reserve will continue to fine tune the economy and return it to their target of moderate growth with low inflation, helped along by a stable interest rate environment.

----------

* Nasdaq Composite Index is an index that follows approximately 5,000 stocks that trade on the Nasdaq exchange. It is considered a good benchmark for smaller-company stocks. S&P 500 is an unmanaged group of securities considered to be representative of the stock market in general. You cannot invest directly in an index.
1    Federal Reserve Board
2 M2 is a measure of money supply that includes currency in circulation, travelers checks, demand deposits, and savings deposits of $100,000 or less.
3    Standard & Poor's
4    Merrill Lynch Economic Commentary dated 5/15/2001


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                                      -3-


--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS

                               EQUITY GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       Market
    Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS - 96.14%
AUTO & TRUCK PARTS - 1.42%
     19,500   Superior Industries International, Inc.                $   771,030
                                                                     -----------

BANKS - 3.16%
     15,000   Fifth Third Bancorp.                                       883,050
      5,000   J.P. Morgan Chase & Co., Inc.                              245,750
     12,500   Wells Fargo & Co.                                          588,500
                                                                     -----------
                                                                       1,717,300
                                                                     -----------
BEVERAGES - 1.73%
     21,000   Pepsico, Inc.                                              939,960
                                                                     -----------
BUSINESS SERVICES - 3.24%
     23,600   Automatic Data Processing, Inc.                          1,268,264
      7,500   First Data Corp.                                           492,075
                                                                     -----------
                                                                       1,760,339
                                                                     -----------
CHEMICALS - 0.69%
      7,400   Praxair, Inc.                                              372,146
                                                                     -----------
COMPUTER/NETWORK PRODUCTS - 6.90%
     59,500   + Cisco Systems, Inc.                                    1,145,970
     29,000   + EMC Corp                                                 916,400
     29,000     Hewlett Packard Co.                                      850,280
     50,500   + Sun Microsystems, Inc.                                   831,735
                                                                     -----------
                                                                       3,744,385
                                                                     -----------
CONGLOMERATES - 5.89%
     27,000   Dover Corp.                                              1,144,530
     13,000   Emerson Electrical Co.                                     880,230
     24,000   General Electric Co.                                     1,176,000
                                                                     -----------
                                                                       3,200,760
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 8.80%
     25,000   American Express Co.                                     1,053,000
     20,533   Citigroup, Inc.                                          1,052,316


--------------------------------------------------------------------------------
                                                                       Market
    Shares                                                              Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES, continued
     10,000   Fannie Mae                                             $   824,400
     15,000   Freddie Mac                                                993,000
     13,000   Household International, Inc.                              853,580
                                                                     -----------
                                                                       4,776,296
                                                                     -----------
ELECTRIC UTILITIES - 1.75%
     10,000   + Calpine Corp.                                            493,000
     10,000     Duke Energy Corp.                                        457,200
                                                                     -----------
                                                                         950,200
                                                                     -----------
ENTERTAINMENT - 1.46%
     25,000   Walt Disney Co.                                            790,500
                                                                     -----------

FOOD PRODUCTS - 1.79%
     23,000   General Mills, Inc.                                        974,280
                                                                     -----------

INSURANCE - 1.90%
     10,000   American International Group, Inc.                         810,000
      5,000   Nationwide Financial Services, Inc.                        221,100
                                                                     -----------
                                                                       1,031,100
                                                                     -----------
INVESTMENT SERVICES - 3.67%
     45,500   Charles Schwab Corp.                                       855,400
     17,500   Merrill Lynch & Co., Inc.                                1,136,975
                                                                     -----------
                                                                       1,992,375
                                                                     -----------

MEDICAL - DRUGS - 10.52%
     14,500   + Amgen, Inc.                                              962,510
     15,000     Bristol-Myers Squibb Co.                                 813,600
     16,000   + Forest Labs, Inc.                                      1,184,960
     10,000     Johnson & Johnson                                        969,500
     11,500     Merck & Co., Inc.                                        839,385
     22,000     Pfizer, Inc.                                             943,580
                                                                     -----------
                                                                       5,713,535
                                                                     -----------

   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------


                                      -4-
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                            THE NORTH COUNTRY FUNDS

                               EQUITY GROWTH FUND
                       SCHEDULE OF INVESTMENTS (continued)
                                  May 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       Market
    Shares                                                              Value
--------------------------------------------------------------------------------

MEDICAL EQUIPMENT & SUPPLIES - 3.65%
     20,000   Baxter International, Inc.                             $   987,600
     23,200   Medtronic, Inc.                                            997,136
                                                                     -----------
                                                                       1,984,736
                                                                     -----------
MINING - 0.95%
     12,000   Alcoa, Inc.                                                517,800
                                                                     -----------

MOTORCYCLES - 1.45%
     16,800   Harley Davidson, Inc.                                      789,096
                                                                     -----------

OFFICE EQUIPMENT - 1.46%
     20,000   Pitney Bowes, Inc.                                         790,800
                                                                     -----------

OIL & GAS PRODUCERS - 4.91%
     14,500   Burlington Resources, Inc.                                 709,050
      7,500   Chevron Corp.                                              720,375
      7,500   Exxon Mobil Corp.                                          665,625
      8,000   Texaco, Inc.                                               571,200
                                                                     -----------
                                                                       2,666,250
                                                                     -----------
OIL & GAS SERVICES - 2.03%
      4,500   Enron Corp.                                                238,095
     18,500   Halliburton Corp.                                          864,690
                                                                     -----------
                                                                       1,102,785
                                                                     -----------
PAPER & PAPER PRODUCTS - 1.59%
     14,300   Kimberly Clark Corp.                                       864,435
                                                                     -----------
PERSONAL & HOUSEHOLD PRODUCTS - 2.53%
     10,000   Ecolab, Inc.                                               408,800
     15,000   Procter & Gamble Co.                                       963,600
                                                                     -----------
                                                                       1,372,400
                                                                     -----------
RETAIL - 9.47%
     16,500   + Best Buy, Inc.                                           876,975
     17,000     CVS Corp.                                                933,300
     17,500     Home Depot, Inc.                                         862,575
     42,000   + Kroger Co.                                             1,047,480
     18,500     Target Corp.                                             699,300
     14,000     Wal-Mart Stores, Inc.                                    724,500
                                                                     -----------
                                                                       5,144,130
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       Market
    Shares                                                              Value
--------------------------------------------------------------------------------

SCIENTIFIC & TECHNICAL INSTRUMENTS - 1.62%
     14,000   Danahar Corp.                                          $   881,720
                                                                     -----------

SEMICONDUCTORS - 3.32%
     21,000   + Applied Materials, Inc.                                1,048,530
     28,000     Intel Corp.                                              756,280
                                                                     -----------
                                                                       1,804,810
                                                                     -----------
SOFTWARE & PROGRAMMING - 3.24%
     12,200   + Microsoft Corp.                                          843,996
     60,000   + Oracle Corp.                                             918,000
                                                                     -----------
                                                                       1,761,996
                                                                     -----------
TELECOMMUNICATIONS - 7.00%
     22,000     Bell South Corp.                                         907,060
     40,000     Corning, Inc.                                            756,800
     10,000   + JDS Uniphase Corp.                                       167,100
     40,000     Motorola, Inc.                                           588,000
     13,000     Qwest Communications International, Inc.                 477,620
     16,500     Verizon Communications, Inc.                             905,025
                                                                     -----------
                                                                       3,801,605
                                                                     -----------
TOTAL COMMON STOCKS
(Cost $55,262,427)                                                    52,216,769
                                                                     -----------

MONEY MARKET FUNDS - 3.83%
  1,040,093   Dreyfus Cash Management                                  1,040,093
  1,040,093   Highmark Diversified                                     1,040,093
                                                                     -----------

TOTAL MONEY MARKET FUNDS
(Cost $2,080,186)                                                      2,080,186
                                                                     -----------

TOTAL INVESTMENTS
(Cost $57,342,613)                                      99.97%        54,296,955
Cash and other assets
        less liabilities                                 0.03%            13,847
                                                       -------       -----------

TOTAL NET ASSETS                                       100.00%       $54,310,802
                                                       =======       ===========

+   Non-income producing security.


   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------



                                      -5-



--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS

                             INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Principal                                                            Market
    Amount                                                              Value
--------------------------------------------------------------------------------

CORPORATE BONDS - 67.53%
AEROSPACE/DEFENSE - 1.02%
$   200,000   McDonnell Douglas Corp., 6.875%, due 11/1/06           $   207,015
                                                                     -----------

BANKS - 8.07%
    500,000   Chase Manhattan Corp., 7.25%, due 6/1/07                   523,028
    300,000   Chase Manhattan Corp., 6.00%, due 2/15/09                  289,492
    275,000   J.P. Morgan Chase & Co., 6.50%, due 1/15/09                272,809
    200,000   Nationsbank Corp., 7.00%, due 5/15/03                      206,880
    350,000   Nationsbank Corp., 6.60%, due 5/15/10                      343,343
                                                                     -----------
                                                                       1,635,552
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 20.57%
    200,000   American General Finance, 6.75%, due 11/15/04              206,441
    200,000   CIT Group, Inc., 6.50%, due 2/7/06                         202,486
    500,000   Caterpillar Financial Services, 5.60%, due 3/15/06         485,831
    490,000   Commercial Credit Co., 7.75%, due 3/1/05                   519,791
    500,000   First Union Corp., 7.50%, due 7/15/06                      527,895
    150,000   Ford Motor Credit Co., 6.125%, due 4/28/03                 152,441
    900,000   General Electric Capital Corp., 5.35%, due 3/30/06         889,194
     40,000   General Motors Acceptance Corp., 7.125%, due 5/1/03         41,346
    250,000   General Motors Acceptance Corp., 6.125%, due 1/22/08       239,425

--------------------------------------------------------------------------------
   Principal                                                            Market
    Amount                                                              Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES, continued
$   360,000   General Motors Acceptance Corp., 6.625%, due 1/9/04    $   369,832
    500,000   Household Finance Corp., 7.875%, due 3/1/07                535,826
                                                                     -----------
                                                                       4,170,508
                                                                     -----------
ELECTRIC UTILITIES - 7.67%
    500,000   Jersey Central Power & Lighting, 6.85%, due 11/27/06       501,153
    500,000   National Rural Utilities, 6.20%, due 2/1/08                490,748
    300,000   Potomac Electric Power Co., 6.50%, due 9/15/05             302,932
    395,000   Southern California Edison Co., 6.375%, due 1/15/06        260,700
                                                                     -----------
                                                                       1,555,533
                                                                     -----------
HOME APPLIANCES & TOOLS - 0.51%
    100,000   Maytag Corp., 7.61%, due 3/3/03                            103,293
                                                                     -----------

INSURANCE - 2.55%
    500,000   Lincoln National Corp., 7.25%, due 5/15/05                 517,688
                                                                     -----------

INVESTMENT SERVICES - 11.87%
    100,000   Bear Stearns Co., 8.75%, due 3/15/04                       107,401
    500,000   Bear Stearns Co., 7.80%, due 8/15/07                       527,279
    300,000   Goldman Sachs Group, Inc., 6.65%, due 5/15/09              296,854
    500,000   Lehman Brothers Holdings, Inc., 7.50%, due 9/1/06          517,884
    166,000   Merrill Lynch & Co., Inc., 6.25%, due 10/15/08             163,271
    300,000   Merrill Lynch & Co., Inc., 6.00%, due 2/17/09              289,600



The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------




                                      -6-
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--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS

                             INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (continued)
                                  May 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Principal                                                            Market
    Amount                                                              Value
--------------------------------------------------------------------------------


INVESTMENT SERVICES, continued
$   500,000   Salomon Smith Barney Holdings, Inc.,
                6.25%, due 6/15/05                                   $   504,244
                                                                     -----------
                                                                       2,406,533
                                                                     -----------
PERSONAL & HOUSEHOLD PRODUCTS - 2.42%
    500,000   Colgate-Palmolive Co., 5.34%, due 3/27/06                  491,232
                                                                     -----------

TELECOMMUNICATIONS - 9.51%
    565,000   Ameritech, 6.15%, due 1/15/08                              553,976
    300,000   GTE of California, 6.75%, due 3/15/04                      309,761
    500,000   GTE Northwest, Inc., 5.55%, due 10/15/08                   469,464
    600,000   SBC Communications, Inc., 5.75%, due 5/2/06                594,456
                                                                     -----------
                                                                       1,927,657
                                                                     -----------
TRANSPORTATION - 3.34%
    500,000   Carnival Corp., 6.15%, due 4/15/08                         479,709
    200,000   United Parcel Service, 5.50%, due 8/15/06                  196,490
                                                                     -----------
                                                                         676,199
                                                                     -----------

TOTAL CORPORATE BONDS
(Cost $13,885,557)                                                    13,691,210
                                                                     -----------

U.S. GOVERNMENT SECURITIES - 26.17%
GOVERNMENT AGENCIES - 12.45%
        105   FHLB, 8.50%, due 10/01/01                                      105
    500,000   FHLB, 5.565%, due 3/28/05                                  501,272
    500,000   FHLB, 5.75%, due 3/27/06                                   501,271
    300,000   FHLB, 6.00%, due 2/5/07                                    302,324


--------------------------------------------------------------------------------
   Principal                                                            Market
   Amount/Shares                                                        Value
--------------------------------------------------------------------------------


GOVERNMENT AGENCIES, continued
$   246,334   FHLB, 6.50%, due 11/1/08                               $   250,719
    255,330   FNMA, 6.50%, due 11/1/08                                   259,665
    400,000   FNMA, 6.42%, due 3/9/09                                    403,315
    300,000   FNMA, 6.25%, due 2/17/11                                   296,213
      9,062   GNMA, 11.00%, due 11/15/15                                  10,161
                                                                     -----------
                                                                       2,525,045
                                                                     -----------
U.S. TREASURY NOTES - 13.72%
    200,000   6.25%, due 10/31/01                                        202,109
    300,000   6.375%, due 8/15/02                                        308,469
    500,000   4.25%, due 5/31/03                                         500,155
    300,000   5.75%, due 8/15/03                                         308,678
    100,000   5.875%, due 2/15/04                                        103,410
    150,000   6.50%, due 8/15/05                                         159,034
  1,000,000   4.625%, due 5/15/06                                        986,406
    200,000   6.50%, due 10/15/06                                        213,079
                                                                     -----------
                                                                       2,781,340
                                                                     -----------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $5,263,488)                                                      5,306,385
                                                                     -----------

MONEY MARKET FUNDS - 7.87%
    797,844   Dreyfus Cash Management                                    797,844
    797,844   Highmark Diversified                                       797,844
                                                                     -----------

TOTAL MONEY MARKET FUNDS
(Cost $1,595,688)                                                      1,595,688
                                                                     -----------

TOTAL INVESTMENTS
(Cost $20,744,733)                               101.57%             20,593,283
LIABILITIES LESS CASH
        AND OTHER ASSETS                          (1.57)%              (319,290)
                                                 --------            ----------

TOTAL NET ASSETS                                  100.00%           $20,273,993
                                                 ========           ===========



   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                          EQUITY        INTERMEDIATE
                                                        GROWTH FUND       BOND FUND
                                                        -----------       ---------

ASSETS:
Investments in securities, at value (Cost $57,342,613
        and $20,744,733, respectively) (Note 2) .....   $ 54,296,955    $ 20,593,283
Receivable for securities sold ......................              0          12,176
Receivable for fund shares sold .....................            495               0
Dividends and interest receivable ...................         49,501         262,851
Prepaid expenses ....................................         12,411           6,860
                                                        ------------    ------------
        Total Assets ................................     54,359,362      20,875,170
                                                        ------------    ------------


LIABILITIES:
Payable for securities purchased ....................              0         499,270
Accrued advisory fees (Note 3) ......................         35,033           9,443
Dividends payable ...................................              0          79,817
Accrued expenses ....................................         13,527          12,647
                                                        ------------    ------------
        Total Liabilities ...........................         48,560         601,177
                                                        ------------    ------------
        Net Assets ..................................   $ 54,310,802    $ 20,273,993
                                                        ============    ============

NET ASSETS CONSIST OF:
Paid in capital .....................................   $ 57,329,605    $ 20,431,541
Accumulated net investment income (loss) ............         26,855              45
Accumulated net realized gain (loss) from
        investment transactions .....................              0          (6,143)
Net unrealized appreciation (depreciation)
        on investments ..............................     (3,045,658)       (151,450)
                                                        ------------    ------------
        Net Assets ..................................   $ 54,310,802    $ 20,273,993
                                                        ============    ============

Net asset value and redemption price per share ......   $      10.07    $       9.91
                                                        ============    ============

Total shares oustanding .............................      5,394,815       2,046,560
                                                        ============    ============

   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                            STATEMENTS OF OPERATIONS
              For the period March 1, 2001(1) through May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                          EQUITY      INTERMEDIATE
                                                        GROWTH FUND    BOND FUND
                                                        -----------    ---------

INVESTMENT INCOME:
Interest ...........................................   $    41,903    $   262,237
Dividends ..........................................       114,401              0
                                                       -----------    -----------
        Total investment income ....................       156,304        262,237
                                                       -----------    -----------

EXPENSES:
Investment advisory fees (Note 3) ..................        88,149         22,387
Administration fees ................................        21,690         17,132
Transfer agency fees ...............................         3,781          3,992
Legal fees .........................................         3,025          2,662
Audit fees .........................................         3,529          3,194
Registration & filing fees .........................         4,727          3,216
Custody fees .......................................         2,773          1,863
Insurance expense ..................................         3,362          1,635
Printing expense ...................................           630            666
Director fees ......................................           340            477
Miscellaneous expenses .............................         1,513          1,330
                                                       -----------    -----------
        Total expenses .............................       133,519         58,554
                                                       -----------    -----------
Less: Expense reimbursement and waivers (Note 3) ...        (4,070)        (2,459)
                                                       -----------    -----------
        Net expenses ...............................       129,449         56,095
                                                       -----------    -----------

        Net investment income (loss) ...............        26,855        206,142
                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS:
Net realized gain (loss) from investment
        transactions ...............................             0         (6,143)
Net change in unrealized appreciation (depreciation)
        of investments for the period ..............    (3,045,658)      (151,450)
                                                       -----------    -----------
Net realized and unrealized gain (loss)
        on investments .............................    (3,045,658)      (157,593)
                                                       -----------    -----------
Net increase (decrease) in net assets resulting
        from operations ............................   $(3,018,803)   $    48,549
                                                       ===========    ===========


(1) Prior to March 1, 2001, the Funds were organized as Collective Investment Trusts.

   The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                             THE NORTH COUNTRY FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
              For the period March 1, 2001(1) through May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                 EQUITY        INTERMEDIATE
                                                               GROWTH FUND      BOND FUND
                                                               -----------      ---------


INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS:
Net investment income (loss) ..............................   $     26,855    $    206,142
Net realized gain (loss) from investment transactions .....              0          (6,143)
Net change in unrealized appreciation
        (depreciation) for the period .....................     (3,045,658)       (151,450)
                                                              ------------    ------------
Net increase (decrease) in net assets resulting
from operations ...........................................     (3,018,803)         48,549
                                                              ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income
        ($0.00 and $0.11 per share, respectively) .........              0        (206,097)
Distributions from net realized gains on investments ......              0               0
                                                              ------------    ------------
Total distributions to shareholders .......................              0        (206,097)
                                                              ------------    ------------

CAPITAL SHARE TRANSACTIONS:  (Note 4) .....................     57,249,605      20,411,541
                                                              ------------    ------------

Net increase (decrease) in net assets .....................     54,230,802      20,253,993

NET ASSETS:
Beginning of period .......................................         80,000          20,000
                                                              ------------    ------------

End of period (including undistributed net
        investment income of $26,855 and $45, respectively)   $ 54,310,802    $ 20,273,993
                                                              ============    ============

(1) Prior to March 1, 2001, the Funds were organized as Collective Investment Trusts.



   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                              FINANCIAL HIGHLIGHTS
              For the period March 1, 2001(1) through May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------
              (For a fund share outstanding throughout the period)

                                                           EQUITY       INTERMEDIATE
                                                        GROWTH FUND       BOND FUND
                                                        -----------       ---------


Net asset value, beginning of period ..............   $       10.00    $       10.00
                                                      -------------    -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ......................            0.01             0.12
Net realized and unrealized gains (losses)
on investments ....................................            0.06            (0.10)
                                                      -------------    -------------
Total from investment operations ..................            0.07             0.02
                                                      -------------    -------------

LESS DISTRIBUTIONS:
Dividends from net investment income ..............            0.00            (0.11)
Distributions from net realized gains from security
transactions ......................................            0.00             0.00
                                                      -------------    -------------
Total distributions ...............................            0.00            (0.11)
                                                      -------------    -------------

Net asset value, end of period ....................   $       10.07    $        9.91
                                                      =============    =============

Total return ......................................            0.70%            0.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)  ............    $      54,311    $      20,274
Ratio of expenses to average net assets,
before reimbursement ..............................            1.14%(2)         1.31%(2)
Ratio of expenses to average net assets, net of
reimbursement .....................................            1.10%(2)         1.25%(2)
Ratio of net investment income (loss) to average
net assets, before reimbursement ..................            0.19%(2)         4.55%(2)
Ratio of net investment income (loss) to average
net assets, net of reimbursement ..................            0.23%(2)         4.61%(2)
Portfolio turnover rate ...........................           11.61%            9.85%

(1) Prior to March 1, 2001, the Funds were organized as Collective Investment Trusts.
(2)  Ratios for this period of operations are annualized.


   The accompanying notes are an integral part of these financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                  May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     The North Country Funds (the "Trust") was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Equity Growth Fund (the "Growth Fund") and the North Country Intermediate Bond Fund (the "Bond Fund", collectively the "Funds"). The Growth Fund's principle investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

     The Growth Fund and the Bond Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

     SECURITY VALUATION - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Investments for which no sales are reported are valued at its last bid price. Securities for which current market quotations are not readily available, or securities where the last bid price does not accurately reflect the current value, are valued as determined in good faith under the procedures established by and under the general supervision of the Trust's Board of Trustees.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.

     Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

     DIVIDENDS AND DISTRIBUTIONS - The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains annually. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

     SECURITY TRANSACTIONS - Securities transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an investment advisory agreement with North Country Investment Advisers, Inc. (the "Adviser"). Pursuant to the investment advisory agreement, the Adviser is responsible for formulating the Trust's investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Equity Fund and Bond Fund, respectively. For the period ended May 31, 2001, the Adviser earned advisory fees of $88,149 from the Equity Fund and $22,387 from the Bond Fund.

     The Adviser has voluntarily agreed to waive its advisory fee or, if necessary, to reimburse the Funds if and to the extent total annual operating expenses (excluding brokerage commissions, interest, taxes, and any extraordinary expenses) exceed 1.10% and 1.25% of the average daily net assets of the Equity Fund and Bond Fund, respectively. For the period ended May 31, 2001, the Adviser waived advisory fees of $4,070 from the Equity Fund and $2,459 from the Bond Fund.

     American Data Services, Inc. ("ADS" or the "Administrator") serves as administrator and provides accounting services to the Funds pursuant to an agreement. Under the terms of such agreement, ADS is paid a monthly fee from each Fund based on a percentage of average daily net assets, subject to certain minimums. Each Fund also reimburses the Administrator for any out-of-pocket expenses.

     Pursuant to a transfer agency agreement, ADS also acts as the transfer and dividend disbursing agent for the Funds for which it receives a monthly fee based upon the total number of accounts serviced.

     The Trust has an agreement with AmeriMutual Funds Distributors, Inc., an affiliate of the Administrator, to serve as the principal underwriter and distributor for each Fund.

     Certain officers and/or trustees of the Adviser and Administrator are also officers/trustees of the Trust.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

NOTE 4. FUND SHARE TRANSACTIONS

     At May 31, 2001, there were an unlimited number of shares authorized with no par value. Paid in capital for the Equity Fund and Bond Fund amounted to $57,329,605 and $20,431,541, respectively.

     Transactions in capital shares for the period March 1, 2001 (commencement of operations) through May 31, 2001 were as follows:


                                               EQUITY                       INTERMEDIATE
                                             GROWTH FUND                      BOND FUND

                                        SHARES         AMOUNT           SHARES         AMOUNT
                                        ------         ------           ------         ------

Shares sold .....................      1,780,408    $ 17,439,250         667,096    $  6,654,870
Shares received upon conversion .      3,837,100      42,133,175       1,419,805      14,176,529
Shares issued for reinvestment of
        dividends ...............              0               0              19             193
Shares redeemed .................       (230,693)     (2,322,820)        (42,360)       (420,051)
                                       ---------    ------------       ---------    ------------

Net increase ....................      5,386,815    $ 57,249,605       2,044,560    $ 20,411,541
                                       =========    ============       =========    ============


NOTE 5. INVESTMENTS

     Investment transactions, excluding short-term investments, for the period ended May 31, 2001, were as follows:

                                          EQUITY        INTERMEDIATE
                                        GROWTH FUND       BOND FUND
                                        -----------       ---------

                Purchases ............. $55,262,427      $20,470,003
                Sales ................. $         0      $ 1,314,815

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

NOTE 5. INVESTMENTS, continued

     At May 31, 2001, net unrealized appreciation (depreciation) on investment securities was as follows:

                                                        EQUITY     INTERMEDIATE
                                                      GROWTH FUND    BOND FUND
                                                      -----------    ---------

Aggregate gross unrealized appreciation
        for all investments for which there was
        an excess of value over cost .............   $ 2,999,699    $   124,858
Aggregate gross unrealized depreciation
        for all investments for which there was
        an excess of cost over value .............    (6,045,357)      (276,308)
                                                     -----------    -----------

Net unrealized appreciation (depreciation) .......   $(3,045,658)   $  (151,450)
                                                     ===========    ===========


     The aggregate cost of securities for federal income tax purposes at May 31, 2001 is the same as for book purposes for both Funds.


--------------------------------------------------------------------------------

                      This page intentionally left blank.

                               INVESTMENT ADVISER
                    North Country Investment Advisers, Inc.
                                250 Glen Street
                             Glens Falls, NY 12801

                                 LEGAL COUNSEL
                                  Ropes & Gray
                       1301 K Street N.W., Suite 800 East
                             Washington, D.C. 20005

                              INDEPENDENT AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                       ADMINISTRATOR, TRANSFER AGENT AND
                                FUND ACCOUNTANT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                              Hauppauge, NY 11788

                                  DISTRIBUTOR
                      AmeriMutual Funds Distributors, Inc.
                            14747 California Street
                                Omaha, NE 68154

                                   CUSTODIAN
                         Union Bank of California, N.A.
                         475 Sansome Street, 15th Floor
                            San Francisco, CA 94111